Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	December 31,
	2019	2018
Cost:

Computer and peripheral equipment	$3,748	$3,182
Office furniture and equipment	1,818	1,757
Machinery and equipment	13,823	12,230
Leasehold improvements	8,337	8,505
Building and land	6,524	3,343

	34,250	29,017

Accumulated depreciation	(16,761)	(14,023)

Property, plant and equipment, net	$17,489	$14,994